Share Capital and Capital Surplus - Changes in Issued Common Stock (Detail) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Shares issued beginning balance	84,571,230	84,571,230
Retirement of treasury shares	(1,946,853)
Shares issued ending balance	82,624,377	84,571,230
Treasury shares beginning balance	(8,695,023)	(8,722,053)
Disposal of treasury shares		27,030
Retirement of treasury shares	1,946,853
Treasury shares ending balance	(7,003,598)	(8,695,023)
Number of outstanding shares beginning balance	75,876,207	75,849,177
Disposal of treasury shares		27,030
Number of outstanding shares ending balance	75,620,779	75,876,207
Acquisition of treasury shares	(255,428)
Acquisition of treasury shares	(255,428)